Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
17.  Related party transactions:

The Company incurred expenses for services provided by a law firm in which a director of one of the Company’s wholly owned subsidiaries is a partner. The amounts charged are recorded at their exchange amounts and are subject to normal trade terms. For the year ended December 31, 2014, the Company incurred legal fees of $145 (2013 - $174) for services provided by the law firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2014 is $52 (2013 - $66) owing to the legal firm.

The Company also incurred expenses for services provided by an accounting firm in which a director of one of the Company’s wholly owned subsidiaries is a director. The amounts charged are recorded at their exchange amounts and are subject to normal trade terms. For the year ended December 31, 2014, the Company incurred accounting fees of $64 (2013 - $91) for services provided by the accounting firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2014 is $8 (2013 - $25) owing to the accounting firm.